SCHEDULE OF WARRANTS FAIR VALUE ASSUMPTIONS (Details)	Sep. 30, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value common stock	$ 3.00	$ 1.00	$ 1.00
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		2.42
Measurement Input, Expected Term [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected life in years		3 years 6 months
Measurement Input, Option Volatility [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		73.1
Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrant measurement input		0
Measurement Input, Share Price [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value common stock		$ 1.00